Share capital (Details) - CHF (SFr) SFr / shares in Units, SFr in Thousands		12 Months Ended
	Apr. 25, 2019	Dec. 31, 2020	Dec. 31, 2019
Capital structure [Abstract]
Balance, beginning of period		SFr 272,442	SFr 177,623
Issuance of shares to be held as treasury shares, net of transaction costs		0
Conversion of note agreement, net of transaction costs			47,778
Conversion of note agreement, net of transaction costs (in shares)	3,615,328
Balance, end of period		SFr 215,478	SFr 272,442
Number of additional authorized shares (in shares)		9,500,000
Number of RSUs either expired or forfeited (in shares)		19,632
Common Shares [Member]
Capital structure [Abstract]
Balance, beginning of period (in shares)		71,859,431	67,562,333
Issuance of shares - incentive plans (in shares)			681,770
Issuance of shares - incentive plans, net of RSU expiration and forfeiture (in shares)		77,307
Issuance of shares to be held as treasury shares, net of transaction costs (in shares)		5,000,000
Conversion of note agreement, net of transaction costs (in shares)			3,615,328
Balance, end of period (in shares)		76,936,738	71,859,431
Shares outstanding, excluding treasury shares (in shares)		71,936,738
Share Capital [Member]
Capital structure [Abstract]
Balance, beginning of period		SFr 1,437	SFr 1,351
Issuance of shares - incentive plans			13
Issuance of shares - incentive plans, net of RSU expiration and forfeiture		1
Issuance of shares to be held as treasury shares, net of transaction costs		100
Conversion of note agreement, net of transaction costs			73
Balance, end of period		1,538	1,437
Share Premium [Member]
Capital structure [Abstract]
Balance, beginning of period		346,526	298,149
Issuance of shares - incentive plans			672
Issuance of shares - incentive plans, net of RSU expiration and forfeiture		364
Issuance of shares to be held as treasury shares, net of transaction costs		0
Conversion of note agreement, net of transaction costs			47,705
Balance, end of period		346,890	346,526
Treasury shares [member]
Capital structure [Abstract]
Balance, beginning of period		SFr 0	SFr 0
Balance, beginning of period (in shares)		0	0
Issuance of shares - incentive plans			SFr 0
Issuance of shares - incentive plans (in shares)			0
Issuance of shares - incentive plans, net of RSU expiration and forfeiture		SFr 0
Issuance of shares - incentive plans, net of RSU expiration and forfeiture (in shares)		0
Issuance of shares to be held as treasury shares, net of transaction costs		SFr (100)
Issuance of shares to be held as treasury shares, net of transaction costs (in shares)		(5,000,000)
Conversion of note agreement, net of transaction costs			SFr 0
Conversion of note agreement, net of transaction costs (in shares)			0
Balance, end of period		SFr (100)	SFr 0
Balance, end of period (in shares)		(5,000,000)	0
Nominal value per share (in CHF per share)		SFr 0.02